Long-Term Investments (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Long Term Investments

The Company’s long-term investments consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Equity investments without readily determinable fair values	57,567	51,410	7,477
Equity method investments	450,822	490,376	71,322
Available-for-sale debt investments	2,537	2,537	369

	510,926	544,323	79,168

Equity Method Investments

Equity method investments:

	As of December 31, 2016			Increase (decrease) during the year ended December 31, 2017		As of December 31, 2017
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity gain (loss)	Cost of investments	Share equity gain (loss)	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB
Yizhuang Fund	101,000	85,148	186,148	—	90,888	101,000	176,036	277,036
Unis Tech	49,000	(285)	48,175	—	(12,676)	49,000	(12,961)	36,039
Shihua DC Holdings	—	—	—	147,176	(9,429)	147,176	(9,429)	137,747
WiFire Entities	—	—	—	15,000	(15,000)	15,000	(15,000)	—

	150,000	84,863	234,863	162,176	53,783	312,176	138,646	450,822

	As of December 31, 2017			Increase (decrease) during the year ended December 31, 2018			As of December 31, 2018
	Cost of investments	Share equity gain (loss)	Investments in equity investee	Cost of investments	Share equity loss	Disposal gain	Cost of investments	Share equity gain (loss)	Disposal gain	Investments in equity investee	Investments in equity investee
	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	RMB	US$
Yizhuang Fund	101,000	176,036	277,036	—	(150,355)	—	101,000	25,681	—	126,681	18,425
Unis Tech	49,000	(12,961)	36,039	(49,000)	(3,548)	16,509	—	(16,509)	16,509	—	—
Shihua DC Holdings	147,176	(9,429)	137,747	219,447	(24,229)	—	366,623	(33,658)	—	332,965	48,428
Jingliang Inter Cloud	—	—	—	6,000	(34)	—	6,000	(34)	—	5,966	868
Jingliang Century Cloud	—	—	—	4,000	—	—	4,000	—	—	4,000	582
Huaye Cloud	—	—	—	23,333	(6,319)	—	23,333	(6,319)	—	17,014	2,474
ZJK Energy	—	—	—	5,907	(2,157)	—	5,907	(2,157)	—	3,750	545
WiFire Entities	15,000	(15,000)	—	—	—	—	15,000	(15,000)	—	—	—

	312,176	138,646	450,822	209,687	(186,642)	16,509	521,863	(47,996)	16,509	490,376	71,322